Segments and Geographical Information	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENTS AND GEOGRAPHICAL INFORMATION

NOTE 16:- SEGMENTS AND GEOGRAPHICAL INFORMATION:

The Company manages its business in three reportable segments, consisting of the Intelligent Robotics and RFID Division segment and the Supply Chain Solutions segment.

The Company’s management makes financial decisions and allocates resources, based on the information it receives from its internal management system. The Company allocates resources and assesses performance for each operating segment using information about revenues and gross profit. The Company applies ASC 280, Segment Reporting.

a.	Revenues, gross profit, and assets for the operating segments for the years 2023, 2022 and 2021 were as follows:

	RFID Division	Intelligent Robotics	Supply Chain Solutions	Intercompany	Consolidated
2023
Revenues from external customers	$13,713	$1,742	$28,845	$(121)	$44,179
Gross profit	$3,179	$185	$5,845	$-	$9,209
Allocated operating expenses	$2,150	$258	$3,675	$-	$6,083
Unallocated operating expenses					$676
Operating Income (loss)	$1,029	$(73)	$2,170	$-	$2,450
Financial expenses					$441
Income before taxes on income					$2,009
Tax on income					$4
Net Income					$2,005

2022
Revenues from external customers	$15,318	$961	$25,232	$-	$41,511
Gross profit	$3,778	$(159)	$5,441	$-	$9,060
Allocated operating expenses	$2,535	$425	$3,450	$-	$6,410
Unallocated operating expenses					$721
Operating Income (loss)	$1,243	$(584)	$1,991	$-	$1,929
Financial expenses					$647
Income before taxes on income					$1,282
Tax on income					$6
Net Income					$1,276

2021
Revenues from external customers	$13,192	$1,576	$19,008	$(142)	$33,634
Gross profit	$3,338	$(460)	$3,708	$-	$6,586
Allocated operating expenses	$2,300	$573	$2,497	$-	$5,370
Unallocated operating expenses					$699
Operating Income (loss)	$1,038	$(1,033)	$1,211	$-	$517
Financial expenses					$105
Income before taxes on income					$412
Tax on income					$(39)
Net Income					$451

b.	The following presents total revenues for the years 2023, 2022 and 2021 based on the location of customers, and long-lived assets based on major geographic areas in which the Company operates:

	Year ended December 31,
	2023		2022		2021
	Total	Long-lived	Total	Long-lived	Total	Long-lived
	revenues	assets *	revenues	assets *	revenues	assets *

Israel	$38,125	3,268	34,295	3,270	$25,662	$1,097
East Asia	1,331	-	2,239	-	3,494	-
India	1,726	-	1,225	-	1,701	-
America	1,433	-	2,825	-	2,032	-
Europe	1,513	-	622	-	555	-
Rest of the world	51	-	305	-	190	-
	$44,179	3,268	41,511	3,270	$33,634	$1,097

(*)	Long-lived assets balance comprised of property and equipment (it does not include intangible assets and goodwill).

c.	There were no major customers during the reported periods.